Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 1,053,849	$ 865,887	$ 752,561
Adjustments to reconcile net income to net operating cash:
Depreciation	170,323	169,087	158,763
Amortization of intangible assets	28,239	29,858	29,031
Provisions for environmental-related matters	31,071	36,046	(2,751)
Provisions for qualified exit costs	9,761	13,578	4,682
Deferred income taxes	4,976	(19,038)	27,775
Defined benefit pension plans net cost	6,491	990	20,641
Stock-based compensation expense	72,342	64,735	58,004
Net (decrease) increase in postretirement liability	(6,645)	(718)	5,233
Decrease in non-traded investments	65,144	63,365	57,261
(Gain) loss on disposition of assets	(803)	1,436	5,207
Other	6,711	203	(27,214)
Change in working capital accounts:
(Increase) in accounts receivable	(56,873)	(80,252)	(41,473)
(Increase) decrease in inventories	(40,733)	(101,112)	25,031
Increase in accounts payable	160,111	78,603	34,685
Increase in accrued taxes	4,606	13,187	11,314
(Decrease) increase in accrued compensation and taxes withheld	(13,128)	29,513	24,435
Increase (decrease) in refundable income taxes	19,230	(36,601)	13,244
DOL settlement accrual			(80,000)
Other	(955)	(20,029)	43,804
Costs incurred for environmental-related matters	(11,995)	(9,676)	(12,539)
Costs incurred for qualified exit costs	(11,200)	(10,882)	(7,419)
Other	(43,059)	(6,652)	(16,509)
Net operating cash	1,447,463	1,081,528	1,083,766
Investing Activities
Capital expenditures	(234,340)	(200,545)	(166,680)
Acquisitions of businesses, net of cash acquired			(79,940)
Proceeds from sale of assets	11,300	1,516	3,045
Increase in other investments	(65,593)	(111,021)	(94,739)
Net investing cash	(288,633)	(310,050)	(338,314)
Financing Activities
Net (decrease) increase in short-term borrowings	(630,226)	591,423	31,634
Proceeds from long-term debt	797,514	1,474	473
Payments of long-term debt		(500,661)	(10,932)
Payments of cash dividends	(249,647)	(215,263)	(204,978)
Proceeds from stock options exercised	89,990	100,069	69,761
Income tax effect of stock-based compensation exercises and vesting	89,691	68,657	47,527
Treasury stock purchased	(1,035,291)	(1,488,663)	(769,271)
Other	(42,384)	(24,111)	(17,522)
Net financing cash	(980,353)	(1,467,075)	(853,308)
Effect of exchange rate changes on cash	(13,465)	(8,560)	(9,845)
Net increase (decrease) in cash and cash equivalents	165,012	(704,157)	(117,701)
Cash and cash equivalents at beginning of year	40,732	744,889	862,590
Cash and cash equivalents at end of year	205,744	40,732	744,889
Taxes paid on income	335,119	310,039	200,748
Interest paid on debt	$ 48,644	$ 67,306	$ 61,045